Inventories (Schedule of Inventory) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Inventory, Net [Abstract]
Finished goods	$ 131.3	$ 151.1
Work in process	18.3	17.4
Raw materials, supplies and other	117.1	138.4
Total FIFO value	266.7	306.9
Less: Excess of FIFO cost over LIFO cost	(11.7)	(18.9)
Inventories	$ 255.0	$ 288.0